Share-based Payments Arrangement - IISI's Employee Stock Options Outstanding (Detail) - IISI Plan [Member]	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Jan. 31, 2014 $ / shares
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Range of Exercise Price			$ 14
Granted in January 2014 [Member]
Disclosure Of Range Of Exercise Prices Of Outstanding Share Options [Line Items]
Number of Options Outstanding	0	530
Weighted-average Remaining Contractual Life (Years)	0 years
Weighted-average Exercise Price	$ 0	$ 14
Options Exercisable Number of Options	0
Option Exercisable Weighted-average Exercise Price	$ 0